Consolidated Statements of Changes in Equity (Deficit) ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Subscriptions Receivable CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Total equity (deficit) attributable to shareholders of the Company CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018		¥ 34	¥ (34)	¥ 167,514		¥ (305,858)	¥ (138,344)	¥ 23,741	¥ (114,603)
Beginning balance (in Shares) at Dec. 31, 2018 | shares	[1]	1,613,054
Net loss for the year						(219,404)	(219,404)	(5,664)	(225,068)
Share-based compensation				96,661			96,661		96,661
Proceeds from contributions from equity shareholders			34	183			217		217
Disposal of subsidiaries								(146)	(146)
Ending balance at Dec. 31, 2019		¥ 34		264,358		(525,262)	(260,870)	17,931	(242,939)
Ending balance (in Shares) at Dec. 31, 2019 | shares	[1]	1,613,054
Net loss for the year						(410,985)	(410,985)	(1,798)	(412,783)
Reserve recapitalization		¥ 3		199,803			199,806		199,806
Reserve recapitalization (in Shares) | shares	[1]	282,765
Warrant financing				41,118			41,118		41,118
Share-based compensation				52,256			52,256		52,256
Ending balance at Dec. 31, 2020		¥ 37		557,535		(936,247)	(378,675)	16,133	(362,542)
Ending balance (in Shares) at Dec. 31, 2020 | shares	[1]	1,895,819
Net loss for the year						(384,299)	(384,299)	(1,998)	(386,297)	$ (60,619)
Issuance of ordinary shares		¥ 180		761,900			762,080		762,080
Issuance of ordinary shares (in Shares) | shares		9,475,625
Share-based compensation				23,334			23,334		23,334
Ending balance at Dec. 31, 2021		¥ 217		¥ 1,342,769		¥ (1,320,546)	¥ 22,440	¥ 14,135	¥ 36,575	$ 5,740
Ending balance (in Shares) at Dec. 31, 2021 | shares	[1]	11,371,444

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 21